Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
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Reconciliation of Goodwill

Million US dollar	30 June 2021	31 December 2020

Acquisition cost
Balance at end of previous year	123 702	128 119
Effect of movements in foreign exchange	(1 876)	(4 723)
Acquisitions through business combinations	—	185
Transfers (to)/from intangible assets	58	—
Hyperinflation monetary adjustments	111	120

Balance at end of the period	121 995	123 702

Impairment losses
Balance at end of previous year	(2 731)	(5)
Effect of movements in foreign exchange	(98)	(226)
Impairment losses	—	(2 500)

Balance at end of the period	(2 829)	(2 731)

Carrying amount
at 31 December 2020	120 971	120 971
at 30 June 2021	119 166

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2021	31 December 2020

United States	33 610	33 552
Rest of North America	2 165	2 105
Mexico	12 538	12 446
Colombia	16 245	17 748
Rest of Middle Americas	23 035	24 036
Brazil	3 658	3 521
Rest of South America	1 124	1 061
Europe	2 402	2 444
South Africa	11 399	11 110
Rest of Africa	5 160	4 990
China	3 332	3 291
Rest of Asia Pacific	3 910	4 059
Global Export and Holding Companies	589	608

Total carrying amount of goodwill	119 166	120 971